Supplement to the February 28, 1999 Statement of Additional Information

Effective April 16, 1999, the Board of Trustees of The Baupost Fund (the "Fund") elected Eileen Shapiro as a Trustee of the Fund, and accepted the resignation of Jay Light as a Trustee of the Fund. The description of Jay Light under the "Management of the Fund" section is hereby replaced by the following:


                          Positions Held   Principal Occupation(s)
Name and Address          with Fund        During Past Five Years
----------------          --------------   ------------------------

Eileen C. Shapiro         Trustee          The Hillcrest Group, Inc., President
The Hillcrest Group, Inc.                  (business consultants); Tufts Health
20 University Road                         Plan, Director (health maintenance
Cambridge, MA 02138                        organization); .comfax, Director
                                           (internet fax service); Harvard
                                           Business School Association of Bos-
                                           ton, Director (alumni association).